Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 43,046	$ 121,569	$ 26,188
Receivables, net of allowance for doubtful accounts	218,603	240,854	254,930
Other current assets	25,702	18,147	29,051
Total current assets	287,351	380,570	310,169
Property, plant and equipment	3,621,869	3,615,505	3,660,311
Less accumulated depreciation and amortization	(2,353,189)	(2,333,656)	(2,311,196)
Net property, plant and equipment	1,268,680	1,281,849	1,349,115
Operating lease right of use assets	1,213,933	1,222,013	1,320,779
Financing lease right of use assets	19,030	19,670
Goodwill	1,912,359	1,912,328	1,912,274
Intangible assets, net	887,585	914,446	992,244
Other assets	61,559	60,565	56,574
Total assets	5,650,497	5,791,441	5,941,155
Current liabilities:
Trade accounts payable	11,382	12,017	14,974
Current maturities of long-term debt, net of deferred financing costs	155,039	122,434	226,514
Current operating lease liabilities	162,861	195,439	196,841
Current financing lease liabilities	1,331	1,331
Accrued expenses	72,368	105,288	107,225
Deferred income	113,454	111,363	127,254
Total current liabilities	516,435	547,872	672,808
Long-term debt, net of deferred financing costs	2,685,085	2,764,082	2,753,604
Operating lease liabilities	984,117	993,776	1,068,181
Financing lease liabilities	18,275	18,608
Deferred income tax liabilities	3,819	4,854	5,713
Asset retirement obligation	222,891	222,876	226,137
Other liabilities	38,368	36,605	34,406
Total liabilities	4,468,990	4,588,673	4,760,849
Stockholders' equity:
Additional paid-in capital	1,985,682	1,963,850	1,922,222
Accumulated comprehensive income	1,138	934	685
Accumulated deficit	(754,911)	(717,331)	(708,408)
Cost of shares held in treasury	(50,503)	(44,786)	(34,294)
Stockholders' equity	1,181,507	1,202,768	1,180,306
Total liabilities and stockholders' equity	5,650,497	5,791,441	5,941,155
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Current assets:
Cash and cash equivalents	42,546	121,069	25,688
Receivables, net of allowance for doubtful accounts	218,603	240,854	254,930
Other current assets	25,702	18,147	29,051
Total current assets	286,851	380,070	309,669
Property, plant and equipment	3,621,869	3,615,505	3,660,311
Less accumulated depreciation and amortization	(2,353,189)	(2,333,656)	(2,311,196)
Net property, plant and equipment	1,268,680	1,281,849	1,349,115
Operating lease right of use assets	1,213,933	1,222,013	1,320,779
Financing lease right of use assets	19,030	19,670
Goodwill	1,902,207	1,902,177	1,902,123
Intangible assets, net	887,118	913,978	991,776
Other assets	55,943	54,950	50,959
Total assets	5,633,762	5,774,707	5,924,421
Current liabilities:
Trade accounts payable	11,382	12,017	14,974
Current maturities of long-term debt, net of deferred financing costs	155,039	122,434	226,514
Current operating lease liabilities	162,861	195,439	196,841
Current financing lease liabilities	1,331	1,331
Accrued expenses	65,330	98,478	101,266
Deferred income	113,454	111,363	127,254
Total current liabilities	509,397	541,062	666,849
Long-term debt, net of deferred financing costs	2,685,085	2,764,082	2,753,604
Operating lease liabilities	984,117	993,776	1,068,181
Financing lease liabilities	18,275	18,608
Deferred income tax liabilities	3,819	4,854	5,713
Asset retirement obligation	222,891	222,876	226,137
Other liabilities	38,368	36,605	34,406
Total liabilities	4,461,952	4,581,863	4,754,890
Stockholders' equity:
Common stock, value
Additional paid-in capital	3,056,188	3,034,357	2,992,729
Accumulated comprehensive income	1,138	934	685
Accumulated deficit	(1,885,516)	(1,842,447)	(1,823,883)
Stockholders' equity	1,171,810	1,192,844	1,169,531
Total liabilities and stockholders' equity	5,633,762	5,774,707	5,924,421
Series AA Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value
Common Class A [Member]
Stockholders' equity:
Common stock, value	87	87	87
Common Class B [Member]
Stockholders' equity:
Common stock, value	$ 14	$ 14	$ 14